Condensed Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 07, 2021
Balance (in Shares) at Feb. 07, 2021
Balance at Mar. 31, 2021	$ 288	24,712	(2,775)	22,225
Balance (in Shares) at Mar. 31, 2021	2,875,000
Issuance of Common stock to Sponsor	$ 288	24,712		25,000
Issuance of Common stock to Sponsor (in Shares)	2,875,000
Net income (loss)			(2,775)	(2,775)
Balance at Feb. 07, 2021
Balance (in Shares) at Feb. 07, 2021
Balance at Sep. 30, 2021	$ 288		(18,139,931)	(18,139,643)
Balance (in Shares) at Sep. 30, 2021	2,875,000
Common stock Accretion to redemption value				(14,187,906)
Net income (loss)				(3,976,737)
Balance at Feb. 07, 2021
Balance (in Shares) at Feb. 07, 2021
Balance at Dec. 31, 2021	$ 286		(8,126,553)	(8,126,267)
Balance (in Shares) at Dec. 31, 2021	2,850,000
Issuance of Common stock to Sponsor	$ 288	24,712		25,000
Issuance of Common stock to Sponsor (in Shares)	2,875,000
Common stock remeasurement to redemption value		(24,712)	(14,213,916)	(14,213,916)
Common stock remeasurement to redemption value (in Shares)
Issuance of shares to underwriter in connection with IPO	$ 18		(18)
Issuance of shares to underwriter in connection with IPO (in Shares)	175,000
Forfeiture of shares to the underwriter not fully exercising the over-allotment option	$ (20)		20
Forfeiture of shares to the underwriter not fully exercising the over-allotment option (in Shares)	(200,000)
Net income (loss)			6,087,361	6,087,361
Balance at Mar. 31, 2021	$ 288	24,712	(2,775)	22,225
Balance (in Shares) at Mar. 31, 2021	2,875,000
Balance at Jun. 30, 2021	$ 288	24,712	(3,300)	21,700
Balance (in Shares) at Jun. 30, 2021	2,875,000
Net income (loss)			(525)	(525)
Balance at Sep. 30, 2021	$ 288		(18,139,931)	(18,139,643)
Balance (in Shares) at Sep. 30, 2021	2,875,000
Common stock Accretion to redemption value		(24,712)	(14,163,194)	(14,167,906)
Net income (loss)			(3,973,437)	(3,973,437)
Balance at Dec. 31, 2021	$ 286		(8,126,553)	(8,126,267)
Balance (in Shares) at Dec. 31, 2021	2,850,000
Balance at Mar. 31, 2022	$ 286		(5,419,781)	(5,419,497)
Balance (in Shares) at Mar. 31, 2022	2,850,000
Net income (loss)			2,706,772	2,706,772
Balance at Dec. 31, 2021	$ 286		(8,126,553)	(8,126,267)
Balance (in Shares) at Dec. 31, 2021	2,850,000
Balance at Sep. 30, 2022	$ 286		(6,666,125)	(6,665,839)
Balance (in Shares) at Sep. 30, 2022	2,850,000
Net income (loss)				2,582,678
Balance at Mar. 31, 2022	$ 286		(5,419,781)	(5,419,497)
Balance (in Shares) at Mar. 31, 2022	2,850,000
Balance at Jun. 30, 2022	$ 286		(4,830,253)	(4,829,967)
Balance (in Shares) at Jun. 30, 2022	2,850,000
Related party Note Proceeds in excess of fair value		190,301		190,301
Remeasurement adjustment on Redeemable Common stock shares		(190,301)	190,301
Net income (loss)			399,227	399,227
Balance at Sep. 30, 2022	$ 286		(6,666,125)	(6,665,839)
Balance (in Shares) at Sep. 30, 2022	2,850,000
Related party Note Proceeds in excess of fair value		46,545		46,545
Remeasurement adjustment on Redeemable Common stock shares		$ (46,545)	(1,312,550)	(1,359,095)
Net income (loss)			$ (523,322)	$ (523,322)